Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM Global Total Return Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return Fund - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return Fund - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM Global Total Return Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Global Total Return Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
PGIM Global Total Return Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PGIM Global Total Return Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Global Total Return Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PGIM Global Total Return Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Global Total Return Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM Global Total Return Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Global Total Return (USD Hedged) Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
PGIM Global Total Return (USD Hedged) Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM Global Total Return (USD Hedged) Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Global Total Return (USD Hedged) Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Global Total Return (USD Hedged) Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM Global Total Return (USD Hedged) Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Global Total Return (USD Hedged) Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Global Total Return (USD Hedged) Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Global Total Return (USD Hedged) Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
PGIM Global Total Return (USD Hedged) Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM Global Total Return (USD Hedged) Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Global Total Return (USD Hedged) Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Global Total Return (USD Hedged) Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM Global Total Return (USD Hedged) Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Global Total Return (USD Hedged) Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Global Total Return (USD Hedged) Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Global Total Return (USD Hedged) Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
PGIM Global Total Return (USD Hedged) Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM Global Total Return (USD Hedged) Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Global Total Return (USD Hedged) Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Global Total Return (USD Hedged) Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM Global Total Return (USD Hedged) Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Global Total Return (USD Hedged) Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Global Total Return (USD Hedged) Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Global Total Return (USD Hedged) Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Global Total Return (USD Hedged) Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Global Total Return (USD Hedged) Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%